Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income tax expense	1.70%	1.20%	11.80%
Dividends received deduction	(0.70%)	(0.50%)	(5.40%)
Tax credits	(0.50%)	(0.50%)	(3.90%)
Adjustment to prior year tax liabilities			(1.30%)
Other			0.30%
Effective income tax rate	35.50%	35.20%	36.50%